Taxation - Analysis of movements in net deferred tax (Details) - EUR (€) € in Millions	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Analysis of movements in net deferred tax balance
Beginning balance	€ 21,503
Foreign exchange movements	18
Charged to the income statement (continuing operations)	(2,995)	€ (234)	€ (434)
Charged directly to OCI	(1,009)
Charged directly to equity	2		€ (4)
Arising on acquisition and disposals	(62)
Ending balance	€ 19,474	€ 21,503